Schedule of Investments (unaudited) July 31, 2019	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 3.0%
Adient PLC	18,143	$430,896
Aptiv PLC	53,816	4,716,972
Autoliv Inc.	18,202	1,313,274
BorgWarner Inc.	43,234	1,634,245
Dana Inc.	30,081	502,654
Delphi Technologies PLC	18,422	345,228
Garrett Motion Inc.(a)	15,652	221,789
Gentex Corp.	53,379	1,463,652
Goodyear Tire & Rubber Co. (The)	48,493	665,809
Lear Corp.	12,987	1,646,492
Tenneco Inc., Class A	10,529	95,182
Veoneer Inc.(a)(b)	23,103	419,320
Visteon Corp.(a)	5,901	388,758

		13,844,271

Automobiles — 6.0%
Ford Motor Co.	817,918	7,794,759
General Motors Co.	275,326	11,106,651
Harley-Davidson Inc.	33,218	1,188,540
Tesla Inc.(a)(b)	28,794	6,956,918
Thor Industries Inc.	10,930	651,428

		27,698,296

Beverages — 21.1%
Brown-Forman Corp., Class B, NVS	34,704	1,902,126
Coca-Cola Co. (The)	801,389	42,177,103
Constellation Brands Inc., Class A	34,900	6,869,018
Keurig Dr Pepper Inc.	38,150	1,073,541
Molson Coors Brewing Co., Class B	39,152	2,113,816
Monster Beverage Corp.(a)	81,688	5,266,425
National Beverage Corp.(b)	2,520	109,696
PepsiCo Inc.	292,591	37,396,056

		96,907,781

Commercial Services & Supplies — 0.2%
Herman Miller Inc.	12,245	555,188
HNI Corp.	9,116	312,132

		867,320

Distributors — 1.0%
Genuine Parts Co.	30,487	2,960,897
Pool Corp.	8,299	1,571,582

		4,532,479

Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	52,955	1,129,530

Entertainment — 3.6%
Activision Blizzard Inc.	159,882	7,792,649
Electronic Arts Inc.(a)	61,917	5,727,323
Take-Two Interactive Software Inc.(a)	23,497	2,878,852

		16,398,824

Food & Staples Retailing — 0.6%
Performance Food Group Co.(a)	21,979	963,779
U.S. Foods Holding Corp.(a)	45,584	1,612,306

		2,576,085

Food Products — 14.8%
Archer-Daniels-Midland Co.	116,919	4,803,032
B&G Foods Inc.(b)	13,749	251,332
Bunge Ltd.	29,484	1,722,750
Campbell Soup Co.	40,222	1,662,777
Conagra Brands Inc.	101,431	2,928,313

Security	Shares	Value

Food Products (continued)
Darling Ingredients Inc.(a)(b)	34,410	$699,555
Flowers Foods Inc.	38,341	908,682
General Mills Inc.	124,981	6,637,741
Hain Celestial Group Inc. (The)(a)(b)	18,638	405,749
Hershey Co. (The)	29,074	4,411,689
Hormel Foods Corp.	56,871	2,331,142
Ingredion Inc.	13,936	1,077,113
JM Smucker Co. (The)	23,745	2,640,207
Kellogg Co.	51,889	3,020,978
Kraft Heinz Co. (The)	129,860	4,156,819
Lamb Weston Holdings Inc.	30,500	2,047,160
Lancaster Colony Corp.	4,080	635,746
McCormick & Co. Inc./MD, NVS	25,559	4,052,124
Mondelez International Inc., Class A	300,651	16,081,822
Pilgrim’s Pride Corp.(a)(b)	10,866	294,034
Post Holdings Inc.(a)	13,931	1,493,682
Seaboard Corp.	56	228,572
TreeHouse Foods Inc.(a)(b)	11,698	694,159
Tyson Foods Inc., Class A	61,532	4,891,794

		68,076,972

Household Durables — 4.1%
DR Horton Inc.	70,880	3,255,518
Helen of Troy Ltd.(a)	5,207	772,094
Leggett & Platt Inc.	27,369	1,093,939
Lennar Corp., Class A	59,576	2,834,030
Lennar Corp., Class B	3,317	126,046
Mohawk Industries Inc.(a)	12,860	1,603,513
Newell Brands Inc.	81,158	1,151,632
NVR Inc.(a)	704	2,354,275
PulteGroup Inc.	53,227	1,677,183
Tempur Sealy International Inc.(a)(b)	9,590	769,310
Toll Brothers Inc.	27,669	995,254
Tupperware Brands Corp.	10,074	154,233
Whirlpool Corp.	13,210	1,921,791

		18,708,818

Household Products — 20.4%
Church & Dwight Co. Inc.	51,392	3,877,012
Clorox Co. (The)	26,585	4,322,721
Colgate-Palmolive Co.	179,191	12,855,162
Energizer Holdings Inc.	13,250	557,560
Kimberly-Clark Corp.	71,757	9,733,837
Procter & Gamble Co. (The)	523,544	61,799,134
Spectrum Brands Holdings Inc.	8,625	432,199

		93,577,625

Leisure Products — 1.3%
Brunswick Corp./DE	18,187	894,073
Hasbro Inc.	24,173	2,928,801
Mattel Inc.(a)(b)	72,190	1,053,974
Polaris Industries Inc.	11,963	1,132,537

		6,009,385

Machinery — 1.3%
Stanley Black & Decker Inc.	31,628	4,667,977
WABCO Holdings Inc.(a)	10,695	1,416,125

		6,084,102

Personal Products — 2.3%
Coty Inc., Class A	62,806	685,213
Edgewell Personal Care Co.(a)	11,308	344,102
Estee Lauder Companies Inc. (The), Class A	45,767	8,429,824
Herbalife Nutrition Ltd.(a)	21,073	864,415

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Nu Skin Enterprises Inc., Class A	11,526	$460,810

		10,784,364

Textiles, Apparel & Luxury Goods — 10.0%
Capri Holdings Ltd.(a)(b)	31,543	1,122,615
Carter’s Inc.	9,407	875,039
Columbia Sportswear Co.	6,143	651,035
Deckers Outdoor Corp.(a)	6,092	952,058
Hanesbrands Inc.	75,513	1,215,004
Kontoor Brands Inc.(a)	9,649	283,005
Lululemon Athletica Inc.(a)(b)	22,059	4,215,254
NIKE Inc., Class B	262,306	22,566,185
PVH Corp.	15,640	1,390,709
Ralph Lauren Corp.	10,902	1,136,316
Skechers U.S.A. Inc., Class A(a)(b)	28,099	1,066,076
Steven Madden Ltd.	16,335	563,721
Tapestry Inc.	60,518	1,871,822
Under Armour Inc., Class A(a)(b)	39,266	905,867
Under Armour Inc., Class C, NVS(a)(b)	40,610	826,007
VF Corp.	67,974	5,940,248
Wolverine World Wide Inc.	18,475	501,596

		46,082,557

Tobacco — 9.9%
Altria Group Inc.	390,503	18,380,976
Philip Morris International Inc.	324,731	27,150,759

		45,531,735

Total Common Stocks — 99.8% (Cost: $482,182,811)		458,810,144

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	12,469,961	$12,476,196
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	314,000	314,000

		12,790,196

Total Short-Term Investments — 2.8% (Cost: $12,787,675)		12,790,196

Total Investments in Securities — 102.6% (Cost: $494,970,486)		471,600,340

Other Assets, Less Liabilities — (2.6)%		(11,893,164)

Net Assets — 100.0%		$459,707,176

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	12,086,062	383,899	12,469,961	$12,476,196	$12,513	(a)	$93	$1,079
BlackRock Cash Funds: Treasury, SL Agency Shares	219,777	94,223	314,000	314,000	2,505		—	—

				$12,790,196	$15,018		$93	$1,079

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Consumer Goods ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$458,810,144	$—	$—	$458,810,144
Money Market Funds	12,790,196	—	—	12,790,196

	$471,600,340	$—	$—	$471,600,340

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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